Principal Accounting Policies - Schedule of Observable Short-term Investments And Long-term Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Significant Accounting Policies [Line Items]
Short-term investments	¥ 777,890	$ 109,564	¥ 724,413
Fair Value, Inputs, Level 1 [Member]
Significant Accounting Policies [Line Items]
Long-term investments	1,865	263	899
Fair Value, Inputs, Level 2 [Member]
Significant Accounting Policies [Line Items]
Short-term investments	¥ 771,530	$ 108,668	¥ 659,336